Exploration costs - Summary of detailed information about Exploration Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Exploration	$ 173	$ 175	$ 332
Mongolia [Member]
Statement [Line Items]
Exploration	161	134	181
Other [Member]
Statement [Line Items]
Exploration	$ 12	$ 41	$ 151